Investments in Joint Ventures	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in Joint Ventures
23	INVESTMENTS IN JOINT VENTURES

	2018	2017
	RMB million	RMB million
Share of net assets	577	557

The movements in investments in joint ventures were as follows:

	2018	2017
	RMB million	RMB million
At January 1	557	524
Additions	16	17
Share of results	34	49
Dividend received during the year	(30)	(33)

At December 31	577	557

Particulars of the principal joint ventures, which are limited liability companies, are as follows:

Company name	Place of establishment and operation and date of establishment	Paid-up capital		Attributable equity interest		Principal activities
		2018	2017	2018	2017
		Million	Million
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”) (note)	PRC/Mainland China September 28, 2004	USD73	USD73	51%	51%	Provision of repair and maintenance services
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. (“Wheels & Brakes”)	PRC/Mainland China December 28, 1995	USD2	USD2	40%	40%	Provision of spare parts repair and maintenance services
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	PRC/Mainland China May 21, 1999	RMB10	RMB10	41%	41%	Provision of computer systems development and maintenance services
CAE Melbourne Flight Training Pty Ltd. (“CAE Melbourne”)	Australia March 9, 2007	AUD11	AUD11	50%	50%	Provision of flight training services
Shanghai Hute Aviation Technology Co., Ltd. (“Shanghai Hute”)	PRC/Mainland China April 9, 2003	RMB30	RMB30	50%	50%	Provision of equipment maintenance services
Xi’an CEA SAFRAN Landing Systems Services Co., Ltd. (“XIESA”)	PRC/Mainland China July 12, 2017	USD40	USD40	50%	50%	Provision of aircraft, engine and other related components maintenance services

Note:

Under a joint venture agreement with a joint venture partner of Technologies Aerospace dated March 10, 2003, both parties have agreed to share the control over the economic activities of Technologies Aerospace with the joint venture partner. Any strategic financial and operating decisions relating to the activities of Technologies Aerospace require the unanimous consent of the Company and the joint venture partner.

The following table illustrates the aggregate financial information of the Group’s joint ventures that were not individually material:

	2018	2017
	RMB million	RMB million
Share of the joint ventures’ profit for the year	34	49
Share of the joint ventures’ total comprehensive income	34	49
Aggregate carrying amount of the Group’s interests in the joint ventures	577	557